Accumulated Other Comprehensive Income - Summary of the Reclassifications Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ (1.4)	$ 9.8	$ 165.1
Provision for income taxes	(16.7)	(46.2)	(206.2)
Portion of net (gain) loss recognized in other comprehensive income, before taxes	0.0	0.0	0.2
Net of tax	65.0	78.9	309.5
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net of tax	(3.9)	(3.9)	(96.6)
Reclassified from accumulated other comprehensive income | Unrealized gains on securities
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(4.9)	(6.0)	(148.0)
Provision for income taxes	1.0	2.1	51.8
Net of tax	(3.9)	(3.9)	(96.2)
Reclassified from accumulated other comprehensive income | OTTI
Amount reclassified from accumulated other comprehensive income
Provision for income taxes	0.0	0.0	0.2
Portion of net (gain) loss recognized in other comprehensive income, before taxes	0.0	0.0	(0.6)
Net of tax	$ 0.0	$ 0.0	$ (0.4)